Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As a result of the rules adopted by the SEC under the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K
(“PvP Rules”), we are providing the following information about the relationship between “compensation actually paid” to our CEO (referred to below as our Principal Executive Officer or PEO) and average “compensation actually paid” to our other NEOs and certain metrics of our financial performance for the last three years, in each case, calculated in accordance with the PvP Rules.
For purposes of this disclosure, “compensation actually paid” or “CAP” to our PEO and other NEOs represents an amount calculated based on the SEC’s prescribed formula. CAP is not compensation actually earned by or paid to our named executive officers in each respective year. Neither the Compensation Committee nor the executives of our Company directly used the information in this table or the related disclosures when making compensation decisions for 2023. For details about the Company’s pay-for-performance
philosophy and how the Compensation Committee makes its decisions about executive pay, see the Compensation Discussion and Analysis beginning on page 19 of this proxy statement.
Pay Versus Performance Table

					Value of initial fixed $100 investment based on
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO 1	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs 2	Total Shareholder Return 3	Peer Total Shareholder Return 3	Net Income/ (Loss) (in millions)	Company-Selected Measure: Adjusted EPS 4

2023	$10,005,729	$4,941,292	$2,807,442	$1,705,337	$114	$139	$416	$4.14
2022	$8,255,135	$9,962,917	$2,945,446	$3,402,202	$120	$136	$538	$4.34
2021	$10,786,180	$28,293,056	$3,854,485	$7,569,084	$113	$142	$631	$4.48
2020	$6,239,637	($8,384,241)	$2,649,163	($811,730)	$99	$114	$404	$2.97

1
The dollar amounts reported in this column represent the CAP to our PEO, Mr. Bergman, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bergman during the applicable year.

2
The dollar amounts reported in this column represent the CAP to our
Non-PEO
NEOs as a group, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during the applicable year.

3
Cumulative shareholder returns reflect $100 invested as of market close on December 28, 2019, the final trading day of the Company’s fiscal year ended December 28, 2019 (“fiscal 2019”); Peer Total Shareholder Return based on Dow Jones U.S. Health Care Index; see Stock Performance Graph included in Part II, Item 5 of our Annual Report on Form
10-K
for the year ended December 30, 2023, as filed with the SEC on February 28, 2024.

4
Reflects the Company’s selected measure of adjusted EPS for the respective Performance Incentive Plan (PIP) year as disclosed in the Compensation Discussion and Analysis for each year’s proxy statement, with such adjustments as described in the applicable Compensation Discussion and Analysis.

Reconciliation Tables
The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to CAP to our PEO. Mr. Bergman served as our only PEO for each year.

			Equity Addition to SCT Total for PEO
Year	SCT Total	Less Equity Deduction from SCT Total 1	Value of Current Year Equity Awards at Year-end 2	Change in Value of Unvested Prior Year Awards During Year 3	Change in Value of Prior Year Awards That Vested During Year 4	Total- Equity Addition/ (Subtraction) to SCT Total	Total Compensation Actually Paid 5
2023	$10,005,729	($7,395,000)	$4,370,663	($1,726,122)	($313,978)	$2,330,563	$4,941,292
2022	$8,255,135	($3,971,000)	$2,850,094	$1,434,350	$1,394,338	$5,678,782	$9,962,917
2021	$10,786,180	($5,770,209)	$7,378,604	$15,932,034	($33,552)	$23,277,085	$28,293,056
2020	$6,239,637	($3,438,000)	$0	($10,977,620)	($208,258)	($11,185,878)	($8,384,241)

1
Represents the grant date fair value of equity-based awards made during the fiscal year based on the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

2	Represents the year-end fair value of equity awards that were made during the fiscal year (no grants made during a fiscal year vested during the same fiscal year).
3	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
4	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
5
SCT total, less SCT equity grant date fair value, plus
year-end
fair value of equity awards made during the year, plus the change in fair value during the year of equity awards that remained unvested as of year-end,
plus the change in fair value of equity awards that vested during the year.

The following table sets forth a reconciliation from the SCT to CAP to our average
Non-PEO
NEO. Our
non-PEO
NEOs by year are as follows: 2023 – Messrs. South, Mlotek, Ettinger and Breslawski; 2022 - Messrs. South, Paladino, Connett, Mlotek and Breslawski; 2021 and 2020 - Messrs. Paladino, Benjamin, Mlotek and Breslawski.

			Equity Addition to SCT Total for Non-PEO NEOs
Year	SCT Total	Less Equity Deduction from SCT Total 1	Value of Current Year Equity Awards at Year-end 2	Change in Value of Unvested Prior Year Awards During Year 3	Change in Value of Prior Year Awards That Vested During Year 4	Total- Equity Addition/ (Subtraction) to SCT Total	Total Compensation Actually Paid 5
2023	$2,807,442	($1,565,500)	$1,063,479	($555,301)	($44,784)	$463,394	$1,705,337
2022	$2,945,446	($1,441,433)	$1,179,477	$353,110	$365,601	$1,898,189	$3,402,202
2021	$3,854,485	($2,174,430)	$2,805,529	$3,118,145	($34,646)	$5,889,029	$7,569,084
2020	$2,649,163	($1,473,250)	$560,510	($2,401,561)	($146,591)	($1,987,643)	($811,730)

1
Represents the grant date fair value of equity-based awards made during the fiscal year based on the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

2	Represents the year-end fair value of equity awards that were made during the fiscal year (no grants made during a fiscal year vested during the same fiscal year).
3	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
4	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
5
SCT total, less SCT equity grant date fair value, plus
year-end
fair value of equity awards made during the year, plus the change in fair value during the year of equity awards that remained unvested as of year-end,
plus the change in fair value of equity awards that vested during the year.

The Company grants PSUs to executive officers annually, although no such grant was made during 2021. The Company grants RSUs to executive officers annually. Such grants cliff-vest on the fourth anniversary of the grant. During 2021, certain equity awards were granted as RSUs that vested 50% on the first anniversary of the grant in 2022 and 50% on the second anniversary of the grant in 2023.
The Company granted stock options to executive officers in 2021 and 2022 as part of the annual equity grant. Grants vest and become exercisable in one-third
increments on the first three anniversaries of the grant and expire on the 10 th
anniversary of the grant (subject to earlier expiration based on certain employment terminations). Fair values at time of the grant, at year-end
2022 and 2023, and on vesting dates for awards that vested during 2023 were all determined using the Black-Scholes model. The table below summarizes the option fair values and related assumptions used to calculate CAP for fiscal years 2022 and 2023. None of the options granted to NEOs have been exercised as of year-end
2023.

Valuation Purpose for PVP	HSIC Stock Price	HSIC Option Exercise Price	Expected Term (years)	Stock Price Volatility	Risk-free Interest Rate	Dividend Yield	Option Fair Value
Year-end 2022	$79.87	$62.71 - $86.27	4.2 – 5.2	27.8%	3.98%	0%	$23.92 - $31.76
2023 Vesting	$78.15 - $78.90	$62.71 - $86.27	4.0 – 5.0	27.9% - 28.0%	3.71% - 4.19%	0%	$21.82 - $30.81
Year-end 2023	$75.71	$62.71 - $86.27	3.2 – 4.2	28.5%	3.86%	0%	$18.35 - $25.58

Company Selected Measure Name	adjusted EPS
Named Executive Officers, Footnote	Our
non-PEO
	NEOs by year are as follows: 2023 – Messrs. South, Mlotek, Ettinger and Breslawski; 2022 - Messrs. South, Paladino, Connett, Mlotek and Breslawski; 2021 and 2020 - Messrs. Paladino, Benjamin, Mlotek and Breslawski.
Peer Group Issuers, Footnote	Cumulative shareholder returns reflect $100 invested as of market close on December 28, 2019, the final trading day of the Company’s fiscal year ended December 28, 2019 (“fiscal 2019”); Peer Total Shareholder Return based on Dow Jones U.S. Health Care Index; see Stock Performance Graph included in Part II, Item 5 of our Annual Report on Form
10-K
	for the year ended December 30, 2023, as filed with the SEC on February 28, 2024.
PEO Total Compensation Amount	$ 10,005,729	$ 8,255,135	$ 10,786,180	$ 6,239,637
PEO Actually Paid Compensation Amount	$ 4,941,292	9,962,917	28,293,056	(8,384,241)
Adjustment To PEO Compensation, Footnote
Reconciliation Tables
The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to CAP to our PEO. Mr. Bergman served as our only PEO for each year.

			Equity Addition to SCT Total for PEO
Year	SCT Total	Less Equity Deduction from SCT Total 1	Value of Current Year Equity Awards at Year-end 2	Change in Value of Unvested Prior Year Awards During Year 3	Change in Value of Prior Year Awards That Vested During Year 4	Total- Equity Addition/ (Subtraction) to SCT Total	Total Compensation Actually Paid 5
2023	$10,005,729	($7,395,000)	$4,370,663	($1,726,122)	($313,978)	$2,330,563	$4,941,292
2022	$8,255,135	($3,971,000)	$2,850,094	$1,434,350	$1,394,338	$5,678,782	$9,962,917
2021	$10,786,180	($5,770,209)	$7,378,604	$15,932,034	($33,552)	$23,277,085	$28,293,056
2020	$6,239,637	($3,438,000)	$0	($10,977,620)	($208,258)	($11,185,878)	($8,384,241)

1
Represents the grant date fair value of equity-based awards made during the fiscal year based on the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

2	Represents the year-end fair value of equity awards that were made during the fiscal year (no grants made during a fiscal year vested during the same fiscal year).
3	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
4	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
5
SCT total, less SCT equity grant date fair value, plus
year-end
fair value of equity awards made during the year, plus the change in fair value during the year of equity awards that remained unvested as of year-end,
plus the change in fair value of equity awards that vested during the year.

The Company granted stock options to executive officers in 2021 and 2022 as part of the annual equity grant. Grants vest and become exercisable in one-third
increments on the first three anniversaries of the grant and expire on the 10 th
anniversary of the grant (subject to earlier expiration based on certain employment terminations). Fair values at time of the grant, at year-end
2022 and 2023, and on vesting dates for awards that vested during 2023 were all determined using the Black-Scholes model. The table below summarizes the option fair values and related assumptions used to calculate CAP for fiscal years 2022 and 2023. None of the options granted to NEOs have been exercised as of year-end
2023.

Valuation Purpose for PVP	HSIC Stock Price	HSIC Option Exercise Price	Expected Term (years)	Stock Price Volatility	Risk-free Interest Rate	Dividend Yield	Option Fair Value
Year-end 2022	$79.87	$62.71 - $86.27	4.2 – 5.2	27.8%	3.98%	0%	$23.92 - $31.76
2023 Vesting	$78.15 - $78.90	$62.71 - $86.27	4.0 – 5.0	27.9% - 28.0%	3.71% - 4.19%	0%	$21.82 - $30.81
Year-end 2023	$75.71	$62.71 - $86.27	3.2 – 4.2	28.5%	3.86%	0%	$18.35 - $25.58

Non-PEO NEO Average Total Compensation Amount	$ 2,807,442	2,945,446	3,854,485	2,649,163
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,705,337	3,402,202	7,569,084	(811,730)
Adjustment to Non-PEO NEO Compensation Footnote
The following table sets forth a reconciliation from the SCT to CAP to our average
Non-PEO
NEO. Our
non-PEO
NEOs by year are as follows: 2023 – Messrs. South, Mlotek, Ettinger and Breslawski; 2022 - Messrs. South, Paladino, Connett, Mlotek and Breslawski; 2021 and 2020 - Messrs. Paladino, Benjamin, Mlotek and Breslawski.

			Equity Addition to SCT Total for Non-PEO NEOs
Year	SCT Total	Less Equity Deduction from SCT Total 1	Value of Current Year Equity Awards at Year-end 2	Change in Value of Unvested Prior Year Awards During Year 3	Change in Value of Prior Year Awards That Vested During Year 4	Total- Equity Addition/ (Subtraction) to SCT Total	Total Compensation Actually Paid 5
2023	$2,807,442	($1,565,500)	$1,063,479	($555,301)	($44,784)	$463,394	$1,705,337
2022	$2,945,446	($1,441,433)	$1,179,477	$353,110	$365,601	$1,898,189	$3,402,202
2021	$3,854,485	($2,174,430)	$2,805,529	$3,118,145	($34,646)	$5,889,029	$7,569,084
2020	$2,649,163	($1,473,250)	$560,510	($2,401,561)	($146,591)	($1,987,643)	($811,730)

1
Represents the grant date fair value of equity-based awards made during the fiscal year based on the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

2	Represents the year-end fair value of equity awards that were made during the fiscal year (no grants made during a fiscal year vested during the same fiscal year).
3	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
4	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
5
SCT total, less SCT equity grant date fair value, plus
year-end
fair value of equity awards made during the year, plus the change in fair value during the year of equity awards that remained unvested as of year-end,
plus the change in fair value of equity awards that vested during the year.

The Company grants PSUs to executive officers annually, although no such grant was made during 2021. The Company grants RSUs to executive officers annually. Such grants cliff-vest on the fourth anniversary of the grant. During 2021, certain equity awards were granted as RSUs that vested 50% on the first anniversary of the grant in 2022 and 50% on the second anniversary of the grant in 2023.
The Company granted stock options to executive officers in 2021 and 2022 as part of the annual equity grant. Grants vest and become exercisable in one-third
increments on the first three anniversaries of the grant and expire on the 10 th
anniversary of the grant (subject to earlier expiration based on certain employment terminations). Fair values at time of the grant, at year-end
2022 and 2023, and on vesting dates for awards that vested during 2023 were all determined using the Black-Scholes model. The table below summarizes the option fair values and related assumptions used to calculate CAP for fiscal years 2022 and 2023. None of the options granted to NEOs have been exercised as of year-end
2023.

Valuation Purpose for PVP	HSIC Stock Price	HSIC Option Exercise Price	Expected Term (years)	Stock Price Volatility	Risk-free Interest Rate	Dividend Yield	Option Fair Value
Year-end 2022	$79.87	$62.71 - $86.27	4.2 – 5.2	27.8%	3.98%	0%	$23.92 - $31.76
2023 Vesting	$78.15 - $78.90	$62.71 - $86.27	4.0 – 5.0	27.9% - 28.0%	3.71% - 4.19%	0%	$21.82 - $30.81
Year-end 2023	$75.71	$62.71 - $86.27	3.2 – 4.2	28.5%	3.86%	0%	$18.35 - $25.58

Compensation Actually Paid vs. Total Shareholder Return	The following chart sets forth the relationship between PEO CAP, the average of other NEOs CAP and our TSR during fiscal years 2020 through 2023 versus the Dow Jones U.S. Health Care Index.
Compensation Actually Paid vs. Net Income	The following chart sets forth the relationship between PEO CAP, the average of other NEOs CAP and our net income during fiscal years 2020 through 2023.
Compensation Actually Paid vs. Company Selected Measure	The following chart sets forth the relationship between PEO CAP, the average of other NEOs CAP and our adjusted EPS during fiscal years 2020 through 2023.
Total Shareholder Return Vs Peer Group	The following chart sets forth the relationship between PEO CAP, the average of other NEOs CAP and our TSR during fiscal years 2020 through 2023 versus the Dow Jones U.S. Health Care Index.
Tabular List, Table
Most Important Financial Measures
The following table sets forth financial performance measures that we considered to be the most important in how CAP was linked to Company performance during 2023. As discussed in the Compensation Discussion and Analysis beginning on page 19 of this proxy statement, the annual PIP uses adjusted EPS as a financial metric for all NEOs and cumulative EPS is a financial metric used for PSU grants for the 2020-2022, 2022-2024 and 2023-2025 cycles (no PSU grants were made for 2021-2023). The annual PIP also uses revenue and operating income as a financial metric for our NEOs. The PSU grants for the 2023-2025 cycle also include Return on Invested Capital as a financial metric.

Key Financial Measures
Adjusted EPS 1
Revenues 2
Operating Income 3
Return on Invested Capital 4

Total Shareholder Return Amount	$ 114	120	113	99
Peer Group Total Shareholder Return Amount	139	136	142	114
Net Income (Loss)	$ 416,000,000	$ 538,000,000	$ 631,000,000	$ 404,000,000
Company Selected Measure Amount	4.14	4.34	4.48	2.97
PEO Name	Mr. Bergman
Percentage of Award Vesting	50.00%	50.00%
Stock Price Maximum	$ 75.71	$ 79.87
Option Exercise Price Minimum	62.71	62.71
Option Exercise Price Maximum	$ 86.27	$ 86.27
Expected Term Minimum	3 years 2 months 12 days	4 years 2 months 12 days
Expected Term Maximum	4 years 2 months 12 days	5 years 2 months 12 days
Stock Price Volatility Maximum	28.50%	27.80%
Risk-free Interest Rate Maximum	3.86%	3.98%
Dividend Yield	0.00%	0.00%
Option Fair Value Minimum	$ 18.35	$ 23.92
Option Fair Value Maximum	$ 25.58	$ 31.76
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	Reflects the Company’s selected measure of adjusted EPS for the respective Performance Incentive Plan (PIP) year as disclosed in the Compensation Discussion and Analysis for each year’s proxy statement, with such adjustments as described in the applicable Compensation Discussion and Analysis.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Vesting Awards [Member]
Pay vs Performance Disclosure
Stock Price Minimum	$ 78.15
Stock Price Maximum	78.9
Option Exercise Price Minimum	62.71
Option Exercise Price Maximum	$ 86.27
Expected Term Minimum	4 years
Expected Term Maximum	5 years
Stock Price Volatility Minimum	27.90%
Stock Price Volatility Maximum	28.00%
Risk-free Interest Rate Minimum	3.71%
Risk-free Interest Rate Maximum	4.19%
Dividend Yield	0.00%
Option Fair Value Minimum	$ 21.82
Option Fair Value Maximum	$ 30.81
PEO | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,395,000)	$ (3,971,000)	$ (5,770,209)	$ (3,438,000)
PEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,370,663	2,850,094	7,378,604	0
PEO | Equity Awards Adjustments Change In Fair Value as of Year End of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,726,122)	1,434,350	15,932,034	(10,977,620)
PEO | Equity Awards Adjustments Change in Fair Value as of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(313,978)	1,394,338	(33,552)	(208,258)
PEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,330,563	5,678,782	23,277,085	(11,185,878)
Non-PEO NEO | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,565,500)	(1,441,433)	(2,174,430)	(1,473,250)
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,063,479	1,179,477	2,805,529	560,510
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value as of Year End of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(555,301)	353,110	3,118,145	(2,401,561)
Non-PEO NEO | Equity Awards Adjustments Change in Fair Value as of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,784)	365,601	(34,646)	(146,591)
Non-PEO NEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 463,394	$ 1,898,189	$ 5,889,029	$ (1,987,643)